Segment disclosures (Disclosure of geographical areas profit and losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loss for the year	$ (2,763,134)	$ (9,325,226)
Canada [Member]
Disclosure of operating segments [line items]
Loss for the year	(2,681,060)	(9,273,058)
USA [Member]
Disclosure of operating segments [line items]
Loss for the year	$ (82,074)	$ (52,168)